Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Operating activities
Net (loss) income	$ (28,869)	$ 16,847	$ (232,010)
Loss from discontinued operations, net of income taxes		(26,655)	(148,194)
(Loss) income from continuing operations	(28,869)	43,502	(83,816)
Adjustments to reconcile net loss to cash provided by (used in) operating activities relating to continuing operations (Note 20):
Items not affecting current cash flows	84,394	27,063	72,644
Changes in operating assets and liabilities	7,871	(33,456)	(48,754)
Cash provided by (used in) operating activities of continuing operations	63,396	37,109	(59,926)
Cash used in operating activities of discontinued operations		(18,592)	(73,499)
Cash provided by (used in) operating activities	63,396	18,517	(133,425)
Investing activities
Purchase of property, plant and equipment	(7,384)	(6,732)	(7,251)
Decrease (increase) in restricted cash	1,941	26,592	(16,147)
Proceeds on sale of long-term investments		1,668	10,552
Cash (used in) provided by investing activities of continuing operations	(5,443)	21,528	(12,846)
Cash (used in) provided by investing activities of discontinued operations		(18,412)	633,167
Cash (used in) provided by investing activities	(5,443)	3,116	620,321
Financing activities
Payment of cash dividends	(18,632)	(19,244)
Repurchase and cancellation of Common shares	(4,044)	(52,398)	(450,000)
Issuance of shares	1		327
Repayment of long-term debt			(221,456)
Cash used in financing activities of continuing operations	(22,675)	(71,642)	(671,129)
Cash used in financing activities of discontinued operations		(1,193)	(298)
Cash used in financing activities	(22,675)	(72,835)	(671,427)
Effect of foreign exchange rate changes on cash and cash equivalents	15	2,467	9,130
Net increase (decrease) in cash and cash equivalents during the year	35,293	(48,735)	(175,401)
Cash and cash equivalents, beginning of year	74,067	122,802	298,203
Cash and cash equivalents, end of year	109,360	74,067	122,802
Cash interest paid	4,504	2,479	32,476
Cash taxes (refunded) paid	$ (1,130)	$ (2,775)	$ 526